Offerings	May 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	907,801
Proposed Maximum Offering Price per Unit	1.41
Maximum Aggregate Offering Price	$ 1,280,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 176.77
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	7,092,199
Proposed Maximum Offering Price per Unit	1.41
Maximum Aggregate Offering Price	$ 10,000,000.00
Amount of Registration Fee	$ 1,381.00
Offering Note	This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).